UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                   ---------

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                       -----------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                          JUNE 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                    INCOME
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
          FRANKLIN TEMPLETON                           FASTER VIA EMAIL?
             MONEY FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Templeton Money Fund .............................................    3

Performance Summary .......................................................    4

Your Fund's Expenses ......................................................    6

Financial Highlights and Statement of Investments .........................    8

Financial Statements ......................................................   12

Notes to Financial Statements .............................................   15

Report of Independent Registered Public Accounting Firm ...................   21

Tax Designation ...........................................................   22

Board Members and Officers ................................................   23

The Money Market Portfolios ...............................................   28

Shareholder Information ...................................................   48

--------------------------------------------------------------------------------
Annual Report

Franklin Templeton Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, mainly invests in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Money Fund's annual report for the fiscal year ended June 30, 2006.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the year under review resulted in an increase in the Fund's yield. In this environment, the Fund's Class B shares' seven-day effective yield rose from 2.03% on June 30, 2005, to 3.89% on June 30, 2006. For the same period, the Fund's Class C shares' seven-day effective yield rose from 2.04% to 3.89%, and Class R's increased from 2.18% to 4.11%.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy continued to grow at a healthy pace during the year under review, although the second quarter's pace slowed to an estimated annualized 2.5% rate from the first quarter's 5.6% annualized rate. Overall, several factors contributed to real growth. During the reporting period, the labor markets continued to improve, indicated by nonfarm payroll data and the unemployment rate. Rising personal income also helped support consumer spending increases. Finally, business spending and productivity also rose during the reporting period. Double-digit profit growth provided companies with strong revenues, and ample cash helped some companies to support their capital spending.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Deposit                                                    52.2%
--------------------------------------------------------------------------------
Commercial Paper                                                           44.7%
--------------------------------------------------------------------------------
Repurchase Agreements                                                       3.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                           0.1%
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
6/30/06

--------------------------------------------------------------------------------
CLASS B (SYMBOL: FMBXX)
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.89%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 3.82%
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRIXX)
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 3.89%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 3.82%
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FMRXX)
--------------------------------------------------------------------------------
Seven-day effective yield*                                                 4.11%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 4.03%
--------------------------------------------------------------------------------

* The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/06. The Fund's average weighted maturity was 26 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 3.55% and 3.61% for Class B shares, 3.55% and 3.61% for Class C shares and 3.76% and 3.83% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Oil prices reached a historical high during the year, which contributed to the rise in headline, or overall, inflation. Core inflation, which excludes food and energy costs, remained more contained but nonetheless began to experience some upward pressure. For example, while June's headline Consumer Price Index (CPI) reported a 12-month rise of 4.3%, core CPI increased 2.6%. 1

Several times during the period the Federal Reserve Board acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. By period-end it had raised the federal funds target rate to 5.25% and indicated its next moves would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 3.94% at the beginning of the period to 5.15% on June 30, 2006, as some inflationary concerns began to affect intermediate- and long-maturity Treasuries.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.


4 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2006, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service. 2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

2. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT          ENDING ACCOUNT        EXPENSES PAID DURING
CLASS B                                           VALUE 1/1/06            VALUE 6/30/06        PERIOD* 1/1/06-6/30/06
----------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000                  $1,017.50                  $6.25
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000                  $1,018.60                  $6.26
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000                  $1,017.70                  $6.00
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000                  $1,018.84                  $6.01
----------------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000                  $1,018.20                  $5.55
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000                  $1,019.29                  $5.56
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (B: 1.25%; C: 1.20%; and R: 1.11%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                               Annual Report | 7

Franklin Templeton Money Fund Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                             ------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
CLASS B                                                         2006        2005        2004       2003        2002
                                                             ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ------------------------------------------------------
Income from investment operations - net  investment income     0.030       0.009          -- c    0.003       0.015

Less distributions from net investment income ............    (0.030)     (0.009)         -- d   (0.003)     (0.015)
                                                             ------------------------------------------------------
Net asset value, end of year .............................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ======================================================

Total return a ...........................................      3.03%       0.95%       0.04%      0.31%       1.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $48,118     $45,443     $65,715    $51,117     $23,319

Ratios to average net assets:

 Expenses before waiver and payments by affiliate b ......      1.51%       1.48%       1.48%      1.45%       1.56%

 Expenses net of waiver and payments by affiliate b ......      1.24%       1.24%       1.05%      1.24%       1.24%

 Net investment income ...................................      3.01%       0.88%       0.04%      0.29%       1.46%

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c     Net investment income was $0.0004.

d     Distributions from net investment income were $0.0004.


8 | See notes to financial statements. | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                             ------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
CLASS C                                                         2006        2005        2004       2003        2002
                                                             ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ------------------------------------------------------
Income from investment operations - net investment income      0.030       0.010       0.001      0.004       0.016

Less distributions from net investment income ............    (0.030)     (0.010)     (0.001)    (0.004)     (0.016)
                                                             ------------------------------------------------------
Net asset value, end of year .............................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ======================================================

Total return a ...........................................      3.07%       1.01%       0.09%      0.36%       1.57%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $90,613     $49,123     $85,041    $86,890     $63,117

Ratios to average net assets:

 Expenses before waiver and payments by affiliate b ......      1.46%       1.43%       1.42%      1.40%       1.52%

 Expenses net of waiver and payments by affiliate b ......      1.19%       1.19%       0.99%      1.19%       1.20%

 Net investment income ...................................      3.06%       0.93%       0.10%      0.34%       1.58%

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                          Annual Report | See notes to financial statements. | 9

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                             ------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
CLASS R                                                         2006        2005        2004       2003      2002 c
                                                             ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ------------------------------------------------------
Income from investment operations - net investment income      0.031       0.011       0.002      0.005       0.005

Less distributions from net investment income ............    (0.031)     (0.011)     (0.002)    (0.005)     (0.005)
                                                             ------------------------------------------------------
Net asset value, end of year .............................   $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                             ======================================================

Total return a ...........................................      3.17%       1.09%       0.18%      0.46%       0.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................   $ 2,480     $ 2,437     $ 2,356    $ 2,300     $   543

Ratios to average net assets:

 Expenses before waiver and payments by affiliate b ......      1.37%       1.34%       1.33%      1.30%       1.39% d

 Expenses net of waiver and payments by affiliate b ......      1.11%       1.10%       0.90%      1.09%       1.07% d

 Net investment income ...................................      3.15%       1.02%       0.18%      0.44%       0.93% d

a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

b The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

c     For the period January 1, 2002 (effective date) to June 30, 2002.

d     Annualized.


10 | See notes to financial statements. | Annual Report

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006

---------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MONEY FUND                         SHARES          VALUE
---------------------------------------------------------------------------------
  MUTUAL FUND (COST $145,445,653) 103.0%
a The Money Market Portfolio, 5.12% (Note 1) ......   145,445,653   $ 145,445,653
  OTHER ASSETS, LESS LIABILITIES (3.0)% ...........                    (4,234,106)
                                                                    -------------
  NET ASSETS 100.0% ...............................                 $ 141,211,547
                                                                    =============

a     The rate shown is the annualized seven-day yield at period end.


                         Annual Report | See notes to financial statements. | 11

Franklin Templeton Money Fund Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006

                                                                    ------------
                                                                      FRANKLIN
                                                                     TEMPLETON
                                                                     MONEY FUND
                                                                    ------------
Assets:
 Investments in Portfolio, at value and cost (Note 1)
                                                                    $145,445,653
 Receivables from capital shares sold ...........................        148,644
                                                                    ------------
        Total assets ............................................    145,594,297
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................      4,198,729
  Affiliates ....................................................        129,957
  Distributions to shareholders .................................         14,053
 Accrued expenses and other liabilities .........................         40,011
                                                                    ------------
        Total liabilities .......................................      4,382,750
                                                                    ------------
          Net assets, at value ..................................   $141,211,547
                                                                    ============
Net assets consist of paid=in capital ...........................   $141,211,547
                                                                    ============
CLASS B:
 Net assets, at value ...........................................   $ 48,118,478
                                                                    ============
 Shares outstanding .............................................     48,118,478
                                                                    ============
 Net asset value per share a ....................................          $1.00
                                                                    ============
CLASS C:
 Net assets, at value ...........................................   $ 90,612,973
                                                                    ============
 Shares outstanding .............................................     90,612,973
                                                                    ============
 Net asset value per share a ....................................          $1.00
                                                                    ============
CLASS R:
 Net assets, at value ...........................................   $  2,480,096
                                                                    ============
 Shares outstanding .............................................      2,480,096
                                                                    ============
 Net asset value per share a ....................................          $1.00
                                                                    ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

12 | See notes to financial statements. | Annual Report

Franklin Templeton Money Fund Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2006

                                                                    -----------
                                                                     FRANKLIN
                                                                     TEMPLETON
                                                                    MONEY FUND
                                                                    -----------
Investment income:
 Dividends from Portfolio .......................................   $ 3,935,863
                                                                    -----------
Expenses:
 Administrative fees (Note 3a) ..................................       431,068
 Distribution fees: (Note 3b)
  Class B .......................................................       267,789
  Class C .......................................................       307,374
  Class R .......................................................        12,984
 Transfer agent fees (Note 3d) ..................................       137,948
 Reports to shareholders ........................................        33,354
 Registration and filing fees ...................................        55,409
 Professional fees ..............................................        19,008
 Other ..........................................................         3,486
                                                                    -----------
        Total expenses ..........................................     1,268,420
        Expenses waived/paid by affiliates (Note 3e) ............      (253,050)
                                                                    -----------
          Net expenses ..........................................     1,015,370
                                                                    -----------
           Net investment income ................................     2,920,493
                                                                    -----------
Net increase (decrease) in net assets resulting from operations .   $ 2,920,493
                                                                    ===========


                         Annual Report | See notes to financial statements. | 13

Franklin Templeton Money Fund Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            ------------------------------
                                                                                                 FRANKLIN TEMPLETON
                                                                                                     MONEY FUND
                                                                                            ------------------------------
                                                                                                  YEAR ENDED JUNE 30,
                                                                                                 2006             2005
                                                                                            ------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ..................................................   $   2,920,493    $   1,071,689
                                                                                            ------------------------------
 Distributions to shareholders from net investment income:
  Class B ...............................................................................      (1,245,143)        (460,844)
  Class C ...............................................................................      (1,594,814)        (582,519)
  Class R ...............................................................................         (80,536)         (28,326)
                                                                                            ------------------------------
 Total distributions to shareholders ....................................................      (2,920,493)      (1,071,689)
                                                                                            ------------------------------
 Capital share transactions: (Note 2)
  Class B ...............................................................................       2,675,221      (20,271,733)
  Class C ...............................................................................      41,490,075      (35,918,127)
  Class R ...............................................................................          42,784           81,132
                                                                                            ------------------------------
 Total capital share transactions .......................................................      44,208,080      (56,108,728)
                                                                                            ------------------------------
        Net increase (decrease) in net assets ...........................................      44,208,080      (56,108,728)
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ......................................................................      97,003,467      153,112,195
                                                                                            ------------------------------
 End of year ............................................................................   $ 141,211,547    $  97,003,467
                                                                                            ==============================


14 | See notes to financial statements. | Annual Report

Franklin Templeton Money Fund Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund offers three classes of shares: Class B, Class C, and Class R. Each class of shares differs by contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2006, the Fund owns 2.91% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 15

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                 ------------------------------
                                                       YEAR ENDED JUNE 30,
                                                     2006             2005
                                                 ------------------------------
CLASS B SHARES:
 Shares sold                                     $  38,659,170    $  35,138,661
 Shares issued in reinvestment of distributions      1,242,908          457,591
 Shares redeemed ..............................    (37,226,857)     (55,867,985)
                                                 ------------------------------
 Net increase (decrease) ......................  $   2,675,221    $ (20,271,733)
                                                 ==============================
CLASS C SHARES:
 Shares sold                                     $ 135,909,100    $  85,244,241
 Shares issued in reinvestment of distributions      1,588,542          581,247
 Shares redeemed ..............................    (96,007,567)    (121,743,615)
                                                 ------------------------------
 Net increase (decrease) ......................  $  41,490,075    $ (35,918,127)
                                                 ==============================


16 | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                  --------------------------
                                                      YEAR ENDED JUNE 30,
                                                      2006           2005
                                                  --------------------------
CLASS R SHARES:
 Shares sold ..................................   $ 2,772,051    $ 4,834,899
 Shares issued in reinvestment of distributions        80,253         28,160
 Shares redeemed ..............................    (2,809,520)    (4,781,927)
                                                  --------------------------
 Net increase (decrease) ......................   $    42,784    $    81,132
                                                  ==========================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the Portfolio and of the Fund and of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Admistrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer Agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
       0.455%               Up to and including $100 million
       0.330%               Over $100 million, up to and including $250 million
       0.280%               In excess of $250 million

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ................................................      0.65%
Class C ................................................      0.65%
Class R ................................................      0.50%


                                                              Annual Report | 17

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained .................. $355,817

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $137,948, of which $95,547 was retained by Investor Services.

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of administrative fees. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2006 and 2005, was as follows:

                                                -----------------------
                                                    2006         2005
                                                -----------------------
Distributions paid from ordinary income: ....   $2,920,493   $1,071,689
                                                =======================

At June 30, 2006, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .................................      $145,445,653
                                                           ============
Undistributed ordinary income .......................      $     14,053
                                                           ============

5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


18 | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                              Annual Report | 19

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

6. FASB INTERPRETATION NO. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


20 | Annual Report

Franklin Templeton Money Fund Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN TEMPLETON MONEY FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON MONEY FUND:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund (the "Fund") at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2006

                                                              Annual Report | 21

Franklin California Tax-Free Trust

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund designates the maximum amount allowable but no less than $2,833,697 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2006.


22 | Annual Report

Franklin Templeton Money Fund Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                       LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION   TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee    Since 1995        141                             Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee    Since 2003        56                              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Trustee    Since 1995        142                             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee    Since 2005        137                             Director, Hess Corporation (formerly,
One Franklin Parkway                                                                        Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                    and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI International
                                                                                            Metals, Inc. (manufacture and
                                                                                            distribution of titanium), Canadian
                                                                                            National Railway (railroad), and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 23

----------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                       LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION   TIME SERVED        BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee    Since 1995         114                          Director, Center for Creative Land
One Franklin Parkway                                                                      Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)       Trustee    Since 1995         141                          Director, Martek Biosciences
One Franklin Parkway                                                                      Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                  (biotechnology), and Overstock.com
                                                                                          (Internet services); and FORMERLY,
                                                                                          Director, MCI Communication
                                                                                          Corporation (subsequently known as
                                                                                          MCI WorldCom, Inc. and WorldCom,
                                                                                          Inc.) (communications services)
                                                                                          (1988-2002), White Mountains
                                                                                          Insurance Group, Ltd. (holding company)
                                                                                          (1987-2004) and Spacehab, Inc.
                                                                                          (aerospace services) (1994-2003).
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
----------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee    Since 2005         104                          Director, Hess Corporation (formerly,
One Franklin Parkway                                                                      Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                  ration and refining of oil and gas) and
                                                                                          Sentient Jet (private jet service); and
                                                                                          FORMERLY, Director, Becton Dickinson
                                                                                          and Company (medical technology),
                                                                                          Cooper Industries, Inc. (electrical
                                                                                          products and tools and hardware),
                                                                                          Health Net, Inc. (formerly, Foundation
                                                                                          Health) (integrated managed care),
                                                                                          The Hertz Corporation, Pacific
                                                                                          Southwest Airlines, The RCA
                                                                                          Corporation, Unicom (formerly,
                                                                                          Commonwealth Edison), UAL
                                                                                          Corporation (airlines) and White
                                                                                          Mountains Insurance Group, Ltd.
                                                                                          (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
----------------------------------------------------------------------------------------------------------------------------------


24 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED         BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and   Since 1995          141                      None
One Franklin Parkway              Chairman of
San Mateo, CA 94403-1906          the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,      Trustee and         123                      None
One Franklin Parkway              President     President since
San Mateo, CA 94403-1906          and Chief     1995 and Chief
                                  Executive     Executive Officer -
                                  Officer       Investment
                                  -Investment   Management
                                  Management    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)            Vice          Since 1986          Not Applicable           Not Applicable
One Franklin Parkway              President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)             Chief         Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway              Compliance    Officer since 2004
San Mateo, CA 94403-1906          Officer and   and Vice
                                  Vice          President - AML
                                  President     Compliance since
                                  - AML         February 2006
                                  Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)            Treasurer     Since 2004          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
----------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 25

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice   Since 2002        Not Applicable           Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice          Since 2000        Not Applicable           Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice          Since 2000        Not Applicable           Not Applicable
One Franklin Parkway             President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)         Vice          Vice President    Not Applicable           Not Applicable
One Franklin Parkway             President     since March 2006
San Mateo, CA 94403-1906         and           and Secretary
                                 Secretary     since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 31 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------


26 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice          Since October   Not Applicable             Not Applicable
One Franklin Parkway             President     2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief         Since 2004      Not Applicable             Not Applicable
                                 Financial
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 27

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                            ----------------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
                                                                  2006           2005           2004           2003           2002
                                                            ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ----------------------------------------------------------------------
Income from investment operations - net investment income        0.041          0.020          0.009          0.014          0.026
                                                            ----------------------------------------------------------------------
Less distributions from net investment income ...........       (0.041)        (0.020)        (0.009)        (0.014)        (0.026)
                                                            ----------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                            ======================================================================

Total return ............................................         4.15%          2.06%          0.94%          1.41%          2.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $4,993,739     $5,676,479     $5,505,394     $5,331,200     $4,734,196

Ratios to average net assets:

 Expenses before waiver and payments by affiliate and
  expense reduction .....................................         0.16%          0.16%          0.16%          0.15%          0.16%

 Expenses net of waiver and payments by affiliate and
  expense reduction .....................................         0.16% a        0.16% a        0.15% a        0.15%          0.15%

 Net investment income ..................................         4.09%          2.04%          0.93%          1.39%          2.56%

a     Benefit of expense reduction is less than 0.01%.


28 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2006

----------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                  PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 99.8%
   CERTIFICATES OF DEPOSIT 52.1%
   Abbey National Treasury Services PLC, Stamford Branch, 5.26%, 7/24/06 ....   $  200,000,000   $  200,000,000
   ABN AMRO Bank N.V., Chicago Branch, 5.05%, 7/07/06 .......................      200,000,000      200,000,332
   Bank of Nova Scotia, Portland Branch, 5.18%, 7/18/06 .....................      200,000,000      200,000,000
   Banque Nationale de Paris, New York Branch, 5.27%, 7/25/06 ...............      100,000,000      100,000,664
   Barclay's Bank PLC, New York Branch, 4.97%, 2/09/07 ......................       99,500,000       99,505,868
   Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ...............      100,000,000      100,000,000
   Dexia Credit Local NY, New York Branch, 4.875 - 5.305%, 8/08/06 - 2/01/07       200,000,000      200,000,787
   HBOS Treasury Services, New York Branch, 5.21%, 7/19/06 ..................      100,000,000      100,000,498
   Lloyds Bank PLC, New York Branch, 5.07%, 7/14/06 .........................      200,000,000      200,000,718
   Royal Bank of Canada, New York Branch, 5.23 - 5.28%, 7/21/06 - 7/28/06 ...      200,000,000      200,000,746
   Societe Generale North America, New York Branch, 5.125%, 7/12/06 .........      200,000,000      200,000,000
   Svenska Handelsbanken, New York Branch, 5.06%, 7/10/06 ...................      200,000,000      200,000,497
   Toronto Dominion Bank, New York Branch, 5.29%, 7/27/06 ...................      200,000,000      200,000,000
   UBS AG, Stamford Branch, 5.30%, 8/04/06 ..................................      200,000,000      200,000,000
   Wells Fargo Bank NA, San Francisco Branch, 5.16%, 7/13/06 ................      200,000,000      200,000,664
                                                                                                 --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,599,510,774) ......................                     2,599,510,774
                                                                                                 --------------
 a COMMERCIAL PAPER 44.6%
   Bank of Ireland, 7/26/06 .................................................      200,000,000      199,272,222
   Bank of Montreal, 7/06/06 ................................................      150,000,000      149,895,521
   Concentrate Manufacturing Co., 7/10/06 - 7/19/06 .........................       85,000,000       84,853,487
   Depfa Bank PLC, 7/11/06 ..................................................      200,000,000      199,717,778
   General Electric Capital Corp., 7/17/06 ..................................      200,000,000      199,551,111
   ING (US) Funding LLC, 7/13/06 - 7/25/06 ..................................      200,000,000      199,479,333
   Merrill Lynch & Co. Inc., 7/06/06 - 7/07/06 ..............................      200,000,000      199,841,417
   Morgan Stanley Group Inc., 7/05/06 .......................................      200,000,000      199,882,889
   National Australia Funding, 7/05/06 ......................................      225,000,000      224,868,750
   Shell Finance UK PLC, 7/03/06 ............................................      148,036,000      147,992,658
   Total Capital SA, 7/03/06 ................................................      225,000,000      224,934,125
   Toyota Motor Credit Corp, 7/20/06 ........................................      200,000,000      199,452,167
                                                                                                 --------------
   TOTAL COMMERCIAL PAPER (COST $2,229,741,458) .............................                     2,229,741,458
                                                                                                 --------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,519,771) 0.1%
 a Federal Home Loan Bank, 7/03/06 ..........................................        4,521,000        4,519,771
                                                                                                 --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,833,772,003) .....                     4,833,772,003
                                                                                                 --------------
 b REPURCHASE AGREEMENTS 3.0%
   Deutsche Bank Securities Inc., 4.49%, 7/03/06 (Maturity Value $25,009,354)
     Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 .................       25,000,000       25,000,000
   Morgan Stanley & Co. Inc., 4.50%, 7/03/06 (Maturity Value $125,912,199)
     Collateralized by U.S. Treasurty Notes, 3.50%, 1/15/11 .................      125,865,000      125,865,000
                                                                                                 --------------
   TOTAL REPURCHASE AGREEMENTS (COST $150,865,000) ..........................                       150,865,000
                                                                                                 --------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,984,637,003) 99.8% .................                     4,984,637,003
   OTHER ASSETS, LESS LIABILITIES 0.2% ......................................                         9,102,017
                                                                                                 --------------
   NET ASSETS 100.0% ........................................................                    $4,993,739,020
                                                                                                 ==============

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.


                         Annual Report | See notes to financial statements. | 29

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                            ------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                                2006         2005         2004         2003         2002
                                                            ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                            ------------------------------------------------------------
Income from investment operations - net investment income      0.040        0.020        0.009        0.013        0.024
                                                            ------------------------------------------------------------
Less distributions from net investment income ...........     (0.040)      (0.020)      (0.009)      (0.013)      (0.024)
                                                            ------------------------------------------------------------
Net asset value, end of year ............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                            ============================================================

Total return ............................................       4.03%        1.99%        0.87%        1.34%        2.43%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $ 94,019     $110,761     $117,815     $201,758     $226,676

Ratios to average net assets:

 Expenses before waiver and payments by affiliate and
  expense reduction .....................................       0.17%        0.17%        0.16%        0.16%        0.16%

 Expenses net of waiver and payments by affiliate and
  expense reduction .....................................       0.15% a      0.15% a      0.15% a      0.15%        0.15%

 Net investment income ..................................       3.95%        1.97%        0.87%        1.34%        2.33%

a     Benefit of expense reduction is less than 0.01%.


30 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2006

---------------------------------------------------------------------------------------------------------------------------
  THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                      PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 7.9%
a U.S. Treasury Bill,
     7/20/06 ...............................................................................   $  5,000,000    $  4,987,848
     8/03/06 ...............................................................................      2,500,000       2,489,882
                                                                                                               ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $7,477,730) ............................                      7,477,730
                                                                                                               ------------
b REPURCHASE AGREEMENTS 92.1%
  ABN AMRO Bank, N.V., New York Branch, 4.50%, 7/03/06 (Maturity Value $5,001,875)
    Collateralized by U.S. Treasury Notes, 4.875%, 4/30/08 .................................      5,000,000       5,000,000
  Banc of America Securities LLC, 4.19%, 7/03/06 (Maturity Value $5,001,746)
    Collateralized by U.S. Treasury Notes, 5.125%, 6/30/11 .................................      5,000,000       5,000,000
  Barclays Capital Inc., 4.40%, 7/03/06 (Maturity Value $10,003,667)
    Collateralized by U.S. Treasury Notes, 3.375%, 10/15/09 ................................     10,000,000      10,000,000
  Bear, Stearns & Co. Inc., 4.35%, 7/03/06 (Maturity Value $5,001,813)
    Collateralized by U.S. Treasury Notes, 4.75%, 3/31/11 ..................................      5,000,000       5,000,000
  Deutsche Bank Securities Inc., 4.49%, 7/03/06 (Maturity Value $18,281,838)
    Collateralized by U.S. Treasury Notes, 0.875%, 4/15/10 .................................     18,275,000      18,275,000
  Dresdner Kleinwort Wasserstein Securites LLC, 4.50%, 7/03/06 (Maturity Value $ 10,003,750)
    Collateralized by U.S. Treasury Notes, 4.25%, 1/15/11 ..................................     10,000,000      10,000,000
  Greenwich Capital Markets Inc., 4.50%, 7/03/06 (Maturity Value $5,001,875)
    Collateralized by U.S. Treasury Notes, 7.00%, 7/15/06 ..................................      5,000,000       5,000,000
  Merrill Lynch Government Securities Inc., 4.45%, 7/03/06 (Maturity Value $5,001,854)
    Collateralized by a U.S. Treasury Bills, 12/14/06 ......................................      5,000,000       5,000,000
  Morgan Stanley & Co. Inc., 4.50%, 7/03/06 (Maturity Value $18,281,853)
    Collateralized by U.S. Treasury Notes, 3.50%, 1/15/11 ..................................     18,275,000      18,275,000
  UBS Securities LLC, 4.25%, 7/03/06 (Maturity Value $5,001,771)
    Collateralized by a U.S. Treasury Bills, 12/28/06 ......................................      5,000,000       5,000,000
                                                                                                               ------------
  TOTAL REPURCHASE AGREEMENTS (COST $86,550,000) ...........................................                     86,550,000
                                                                                                               ------------
  TOTAL INVESTMENTS (COST $94,027,730) 100.0% ..............................................                     94,027,730
  OTHER ASSETS, LESS LIABILITIES 0.0% c ....................................................                         (8,293)
                                                                                                               ------------
  NET ASSETS 100.0% ........................................................................                   $ 94,019,437
                                                                                                               ============

a     The security is traded on a discount basis with no stated coupon rate.

b     See Note 1(b) regarding repurchase agreements.

c     Rounds to less than 0.1% of net assets.


                         Annual Report | See notes to financial statements. | 31

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006

                                                -------------------------------
                                                                    THE U.S.
                                                                   GOVERNMENT
                                                     THE           SECURITIES
                                                 MONEY MARKET     MONEY MARKET
                                                  PORTFOLIO        PORTFOLIO
                                                -------------------------------
Assets:
 Investments in securities, at amortized cost   $4,833,772,003   $    7,477,730
 Repurchase agreements, at value and cost ...      150,865,000       86,550,000
                                                -------------------------------
        Total investments ...................   $4,984,637,003   $   94,027,730
 Cash .......................................            5,627            4,062
 Interest receivable ........................        9,837,091           10,680
                                                -------------------------------
        Total assets ........................    4,994,479,721       94,042,472
                                                -------------------------------
Liabilities:
 Payables:
  Affiliates ................................          686,436           10,365
  Distributions to shareholders .............              185              128
 Accrued expenses and other liabilities .....           54,080           12,542
                                                -------------------------------
        Total liabilities ...................          740,701           23,035
                                                -------------------------------
          Net assets, at value ..............   $4,993,739,020   $   94,019,437
                                                ===============================
Net assets consist of paid=in capital .......   $4,993,739,020   $   94,019,437
                                                ===============================
Shares outstanding ..........................    4,993,739,020       94,019,437
                                                ===============================
Net asset value per share ...................            $1.00            $1.00
                                                ===============================


32 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2006

                                                                  ------------------------------
                                                                                     THE U.S.
                                                                                    GOVERNMENT
                                                                       THE          SECURITIES
                                                                  MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO
                                                                  ------------------------------
Investment income:
 Interest .....................................................   $ 244,427,644    $   4,014,074
                                                                  ------------------------------
Expenses:
 Management fees (Note 3a) ....................................       8,645,042          147,003
 Custodian fees (Note 4) ......................................         119,710            1,692
 Reports to shareholders ......................................           7,921            2,626
 Professional fees ............................................          41,776           11,902
 Other ........................................................         175,505            3,583
                                                                  ------------------------------
        Total expenses ........................................       8,989,954          166,806
        Expense reductions (Note 4) ...........................         (25,699)          (2,032)
        Expenses waived/paid by affiliates (Note 3c) ..........              --          (17,912)
                                                                  ------------------------------
          Net expenses ........................................       8,964,255          146,862
                                                                  ------------------------------
           Net investment income ..............................     235,463,389        3,867,212
                                                                  ------------------------------
Net increase (decrease) in net assets resulting from operations   $ 235,463,389    $   3,867,212
                                                                  ==============================

                         Annual Report | See notes to financial statements. | 33

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                        ------------------------------------------------------------------------
                                                                                               THE U.S. GOVERNMENT SECURITIES
                                                           THE MONEY MARKET PORTFOLIO               MONEY MARKET PORTFOLIO
                                                        ------------------------------------------------------------------------
                                                                YEAR ENDED JUNE 30,                   YEAR ENDED JUNE 30,
                                                              2006               2005               2006               2005
                                                        ------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................   $   235,463,389    $   119,375,531    $     3,867,212    $     2,239,743
  Net realized gain (loss) from
    investments .....................................                --                 --                 --                190
                                                        ------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ...................       235,463,389        119,375,531          3,867,212          2,239,933
 Distributions to shareholders from net
  investment income .................................      (235,463,389)      (119,375,531)        (3,867,212)        (2,239,933) a
 Capital share transactions (Note 2) ................      (682,740,398)       171,085,254        (16,741,961)        (7,053,156)
                                                        ------------------------------------------------------------------------
        Net increase (decrease) in
           net assets ...............................      (682,740,398)       171,085,254        (16,741,961)        (7,053,156)
 Net assets (there is no undistributed net investment
  income at beginning or end of year):
   Beginning of year ................................     5,676,479,418      5,505,394,164        110,761,398        117,814,554
                                                        ------------------------------------------------------------------------
   End of year ......................................   $ 4,993,739,020    $ 5,676,479,418    $    94,019,437    $   110,761,398
                                                        ========================================================================

a Distributions were increased by a net realized gain from investments of $190.

34 | See notes to financial statements. | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2006, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Distributions from net realized capital gains are recorded on the ex-dividend date. Such distributions are reinvested in additional shares of the Portfolios. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                              Annual Report | 35

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the Portfolio that incurred the expense.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                    -------------------------------------
                                                                              THE
                                                          THE            U.S. GOVERNMENT
                                                      MONEY MARKET       SECURITIES MONEY
                                                        PORTFOLIO        MARKET PORTFOLIO
                                                    -------------------------------------
Year ended June 30, 2006
 Shares sold ..................................     $ 5,987,924,802      $    34,043,854
 Shares issued in reinvestment of distributions         235,470,437            3,867,146
 Shares redeemed ..............................      (6,906,135,637)         (54,652,961)
                                                    ------------------------------------
 Net increase (decrease) ......................     $  (682,740,398)     $   (16,741,961)
                                                    ====================================
Year ended June 30, 2005
 Shares sold ..................................     $ 5,623,149,272      $    52,184,664
 Shares issued in reinvestment of distributions         119,380,707            2,240,711
 Shares redeemed ..............................      (5,571,444,725)         (61,478,531)
                                                    ------------------------------------
 Net increase (decrease) ......................     $   171,085,254      $    (7,053,156)
                                                    ====================================


36 | Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                           AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                   Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent

A. MANAGEMENT FEES

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

D. OTHER AFFILIATED TRANSACTIONS

At June 30, 2006, the shares of The Money Market Portfolio were owned by the following funds:

                                                               -----------------------------------
                                                                                 PERCENTAGE OF
                                                                    SHARES     OUTSTANDING SHARES
                                                               -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....     3,009,335,464         60.26%
Franklin Money Fund .......................................     1,696,238,367         33.97%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund       142,719,536          2.86%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund ............................       145,445,653          2.91%


At June 30, 2006, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                               -----------------------------------
                                                                                 PERCENTAGE OF
                                                                    SHARES     OUTSTANDING SHARES
                                                               -----------------------------------
Franklin Federal Money Fund ...............................       94,019,437        100.00%


                                                              Annual Report | 37

The Money Market Portfolios

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the year ended June 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2006 and 2005, was as follows:

                                                ------------------------------------------------------------
                                                                                   THE U.S. GOVERNMENT
                                                      THE MONEY MARKET                  SECURITIES
                                                          PORTFOLIO                MONEY MARKET PORTFOLIO
                                                ------------------------------------------------------------
                                                     2006             2005           2006           2005
                                                ------------------------------------------------------------
Distributions paid from ordinary income ...     $235,463,389     $119,375,531     $3,867,212     $2,239,933
                                                ============================================================

At June 30, 2006, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                           ---------------------------------
                                                                                                 THE U.S.
                                                                                                GOVERNMENT
                                                                                THE             SECURITIES
                                                                            MONEY MARKET       MONEY MARKET
                                                                             PORTFOLIO          PORTFOLIO
                                                                           ---------------------------------
Cost of investments .....................................................  $4,984,637,003     $   94,027,730
                                                                           =================================
Undistributed ordinary income ...........................................  $          185     $          128
                                                                           =================================

6. UPCOMING ACQUISITIONS/MERGERS

On February 28, 2006, the Board of Directors for the Franklin Federal Money Fund (the Federal Money Fund) approved a proposal to merge the Federal Money Fund into the Franklin Money Fund. On August 15, 2006, shareholders of the Federal Money Fund approved the proposal. Upon completion of the merger, assets in The U.S. Government Securities Money Market Portfolio will be transferred into The Money Market Portfolio.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

38 | Annual Report

The Money Market Portfolios

7. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                              Annual Report | 39

The Money Market Portfolios

8. FASB INTERPRETATION NO. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


40 | Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio constituting The Money Market Portfolios, (hereafter referred to as the "Funds") at June 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2006


                                                              Annual Report | 41

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolios designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2006.

                ---------------------------------------------
                                          THE U.S. GOVERNMENT
                THE MONEY MARKET            SECURITIES MONEY
                    PORTFOLIO               MARKET PORTFOLIO
                ---------------------------------------------
                  $228,010,675                 $3,867,212


42 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                       LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION   TIME SERVED       BY BOARD MEMBER*                OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee    Since 1995        141                             Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee    Since 2003        56                              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Trustee    Since 1995        142                             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee    Since 2005        137                             Director, Hess Corporation (FORMERLY,
One Franklin Parkway                                                                        Amerada Hess Corporation) (exploration
San Mateo, CA 94403-1906                                                                    and refining of oil and gas),
                                                                                            H.J. Heinz Company (processed foods
                                                                                            and allied products), RTI International
                                                                                            Metals, Inc. (manufacture and
                                                                                            distribution of titanium), Canadian
                                                                                            National Railway (railroad), and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee    Since 1995         114                          Director, Center for Creative Land
One Franklin Parkway                                                                      Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)          Trustee       Since 1992        141                      Director, Martek Biosciences
One Franklin Parkway                                                                       Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                   (biotechnology), and Overstock.com
                                                                                           (Internet services); and FORMERLY,
                                                                                           Director, MCI Communication
                                                                                           Corporation (subsequently known as
                                                                                           MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002), White Mountains
                                                                                           Insurance Group, Ltd. (holding
                                                                                           company) (1987-2004) and Spacehab,
                                                                                           Inc. (aerospace services) (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION      TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and   Trustee since     141                      None
One Franklin Parkway              Chairman of   1992 and
San Mateo, CA 94403-1906          the Board     Chairman of the
                                                Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)   Trustee,      Trustee since     123                      None
One Franklin Parkway              President     1992 and
San Mateo, CA 94403-1906          and Chief     President and
                                  Executive     Chief Executive
                                  Officer       Officer -
                                  - Investment  Investment
                                  Management    Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

44 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)                Vice President   Since 1992           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                 Chief            Chief Compliance     Not Applicable               Not Applicable
One Franklin Parkway                  Compliance       Officer since 2004
San Mateo, CA 94403-1906              Officer and      and Vice
                                      Vice President   President - AML
                                      - AML            Compliance since
                                      Compliance       February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------

LAURA FERGERSON (1962)                Treasurer        Since 2004           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)               Senior Vice      Since 2002           Not Applicable               Not Applicable
500 East Broward Blvd.                President and
Suite 2100                            Chief
Fort Lauderdale, FL 33394-3091        Executive
                                      Officer -
                                      Finance and
                                      Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                           POSITION         TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                  Vice President   Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)               Vice President   Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)              Vice President   Vice President       Not Applicable               Not Applicable
One Franklin Parkway and Secretary                     since March 2006
San Mateo, CA 94403-1906                               and Secretary
                                                       since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 31 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                  Vice President   Since October        Not Applicable               Not Applicable
One Franklin Parkway                                   2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                       POSITION         TIME SERVED         BY BOARD MEMBER*               OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)            Chief Financial  Since 2004          Not Applicable                 Not Applicable
500 East Broward Blvd.            Officer and
Suite 2100                        Chief
Fort Lauderdale, FL 33394-3091    Accounting
                                  Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 47

Franklin Templeton Money Fund Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends


48 | Annual Report

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing backup systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund's performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2005, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market funds as selected by Lipper. The Lipper report showed the Fund's total return for the one-year period to be in the second-lowest quintile of its performance universe and on an annualized basis to be in the second-lowest quintile of such universe for the previous three- and five-year periods and the lowest quintile for the previous ten-year period. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower quality and longer-term securities subject to more risk. In view of the Fund's limited availability to investors and the structure of its share ownership and operations, the Board placed lesser emphasis on its investment performance, but believed it acceptable in light of such factors noting that for the one-year period it was within 45 basis points of the median of its performance universe as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of investment management services covered under the Fund's investment management agreement was similar to those provided


                                                              Annual Report | 49

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class C shares. The results of such comparison showed the Fund's effective management fee rate to be within six basis points of the median for such expense group, while its actual total expenses were in the most expensive quintile of such group. The Board noted that the Lipper report stated that its methodology of selecting expense groups based on the much larger size of the master fund through which the Fund invests might result in an overstatement of Fund administrative fees and non-management expenses relative to such group and also noted that management had subsidized expenses through partial fee waivers. The Board believed the Fund's comparative expenses were acceptable.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the


50 | Annual Report

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.33% on the next $150 million of net assets; and 0.28% on net assets in excess of $250 million. The Fund had net assets of approximately $92 million on December 31, 2005. While the Board believed it questionable that the Manager and its affiliates realized any economies of scale in furnishing investment management and administrative services to the Fund, it believed to the extent economies of scale did exist, that the fee schedules provided a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 51

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund


SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

Retirement Target Funds

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. 07/06

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


                                                   Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632 -2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 A2006 08/06


      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $13,273 for the fiscal year ended June 30, 2006 and $13,093 for the fiscal year ended June 30, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47 for the fiscal year ended June 30, 2006 and $0 for the fiscal year ended June 30, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2006 and $4,500 for the fiscal year ended June 30, 2005. The services for which these fees were paid included the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $47 for the fiscal year ended June 30, 2006 and $4,500 for the fiscal year ended June 30, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 28, 2006